NOTE 4 - NET OPERATING LOSSES (Annual Report [Member])	12 Months Ended
Dec. 31, 2013
Annual Report [Member]
NOTE 4 - NET OPERATING LOSSES	NOTE 4–NET OPERATING LOSSES As of December 31, 2013, the Company has a net operating loss carry-forward of approximately $11,295, which will expire 20 years from the date the loss was incurred.